Segmented Information - Schedule of Reconciliation for Adjusted EBIT to Consolidated Income Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Net income	$ 883	$ 1,096
Add:
Amortization of acquired intangible assets	111	112
Interest expense, net	209	211
Other expense, net	736	464
Income taxes	425	446
Adjusted EBIT	$ 2,364	$ 2,329